Form 13F Cover Page

Filing for Quarter-Ending:    December 31, 2006

Check here if Amendment:      ( )
Amendment Number:
This Amendment:               ( ) is a reinstatement
                              ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                         Croft-Leominster, Inc.
Address:                      300 Water Street, 4th floor
                              Baltimore, MD  21202

Form 13-F File Number:        28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Carla Prescimone
Title:                        Assistant Vice President
Phone:                        410-576-0100

Signature, Place, and Date of Signing:

                                     Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                            City, State                          Date

Report Type (Check only one):

(X) 13F Holdings Report       Check here if all holdings of this reporting
                              manager are reported in this report.
( ) 13F Notice                Check here if no holdings reported are in this
                              report, and all holdings are reported by other
                              reporting manager(s).
( ) 13F Combination Report    Check here if a portion of the holdings for this
                              reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         174

Form 13F Information Table Value Total:                       $404.56
                                                            (thousands)

*NOTE: Unless Otherwise Indicated

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
ITEM 6: Investment Discretion:            SOLE
ITEM 7: Voting Authority:                 NONE

SECURITY NAME                        TITLE of CLASS         CUSIP        MARKET VALUE          QUANITY
Aberden Asia-Pacific Prime Inc             COM            003009107      $     0.0852           13,700
Alliance World Dollar Gvt II               COM            01879R106      $     0.2946           21,500
Allstate Corp                              COM            020002101      $     0.2061            3,165
Altera Corp                                COM            021441100      $     2.0466          103,995
Altria Group Inc.,                         COM            02209S103      $     0.6742            7,856
Ameren Corporation                         COM            023608102      $     0.9195           17,113
American International Group I             COM            026874107      $     7.6832          107,218
Amgen Inc.                                 COM            031162100      $     0.9328           13,655
Amvescap Plc                          SPONSORED ADR       03235E100      $     7.2623          294,617
Amvescap Plc                          SPONSORED ADR       03235E100      $     7.2623          294,617
Anheuser Busch Cos                         COM            035229103      $     1.6197           32,920
Applied Materials Inc                      COM            038222105      $     0.4222           22,885
Aquila Inc.                                COM            03840P102      $     2.8383          603,885
Asia Tigers Fund Inc                       COM            04516T105      $     0.3637           17,325
BP PLC                                SPONSORED ADR       055622104      $     0.4217            6,284
Bank of America Corp                       COM            060505104      $     7.6762          143,776
Bank New York Inc                          COM            064057102      $     0.2795            7,100
Bill Barrett Corporation                   COM            06846N104      $     3.1274          114,936
Berkshire Hathaway - CL A                 CL A            084670108      $     0.6599                6
Berkshire Hathaway - CL B                 CL B            084670207      $     4.4872            1,224
Blackrock Global Flg Inc Tr                COM            091941104      $     0.2968           15,400
Blackrock Munivest Fd Inc                  COM            09253R105      $     0.1178           11,800
Boeing Corp                                COM            097023105      $     3.1397           35,341
Burlington Northn Santa Fe C               COM            12189T104      $     0.2606            3,531
CBS Inc                                   CL B            124857202      $     2.7734           88,949
CF Inds Hldgs Inc                          COM            125269100      $     3.5399          138,061
Cadbury Schweppes PLC - Sp ADR             ADR            127209302      $     0.8916           20,769
Canadian Natural Resources                 COM            136385101      $     2.4813           46,614
Caterpillar Inc                            COM            149123101      $     2.8754           46,884
Cavalier homes Inc                         COM            149507105      $     0.0624           15,000
CenterPoint Energy Inc.                    COM            15189T107      $     5.1474          310,458
Cephalon, Inc.                             COM            156708109      $     2.7743           39,402
Champion Enterprises Inc                   COM            158496109      $     0.1030           11,000
Chicago Bridge & Iron Company        N Y REGISTRY SH      167250109      $     0.5494           20,095
Cisco Sys Inc                              COM            17275R102      $     0.2295            8,397
Citigroup, Inc.                            COM            172967101      $    10.2228          183,534
Citizens Communications Compan             COM            17453B101      $     0.2697           18,770
Constellation Energy Group                 COM            210371100      $     0.2755            4,001
Cosi Inc                                   COM            22122P101      $     0.0611           12,000
Covance Inc.                               COM            222816100      $     0.7455           12,655
Dean Foods Co NEW                          COM            242370104      $     0.3248            7,681
Deere & Co                                 COM            244199105      $     9.5197          100,134
Delta & Pine Land Co.                      COM            247357106      $     0.2427            6,000
DeVRY, Inc.                                COM            251893103      $     2.3948           85,528
Dominion Resources Inc VA                  COM            25746U109      $     0.2080            2,481
R.R. Donnelley & Sons Company              COM            257867101      $     0.3700           10,412
Dover Corp                                 COM            260003108      $     0.2859            5,833
Dow Chemical Co                            COM            260543103      $     0.3445            8,633
Dresser-Rand Group Inc                     COM            261608103      $     0.2239            9,150
Earthlink Inc                              COM            270321102      $     0.0852           12,000
Eaton Corp                                 COM            278058102      $     1.7556           23,365
Edison Intl                                COM            281020107      $     0.3472            7,635
Edwards Lifesciences Corporati             COM            28176E108      $     4.2688           90,749
Enerplus Resources Fund               UNIT TR G NEW       29274D604      $     0.4923           11,288
Enterprise Products Partners L             COM            293792107      $     0.3812           13,155
Exxon Mobil Corp                           COM            30231G102      $     0.5159            6,732
Flir Sys Inc                               COM            302445101      $     0.2535            7,965
FMC Corp                                 COM NEW          302491303      $     5.3297           69,624
Fidelity National Financial               CL A            31620r105      $     0.2659           11,135
Finisar                                    COM            31787A101      $     0.0388           12,000
FirstEnergy Corp                           COM            337932107      $     3.3239           55,123
Fluor Corp                                 COM            343412102      $     5.2641           64,472
Franklin Resources Inc                     COM            354613101      $     1.9701           17,882
Gemstar-TV Guide International             COM            36866W106      $     0.0922           23,000
General Electric Co                        COM            369604103      $     7.1419          191,936
General Mills Inc                          COM            370334104      $     0.6722           11,670
Genworth Financial Inc.                    COM            37247D106      $     0.5058           14,785
Getty Images Inc                           COM            374276103      $     0.2383            5,565
Goldman Sachs Group Inc                    COM            38141G104      $     0.4912            2,464
Harrahs Entmt Inc                          COM            413619107      $     3.2196           38,922
Hewlett Packard Co                         COM            428236103      $     0.2679            6,505
Hilton Hotels Corp                         COM            432848109      $     0.3536           10,133
Honeywell Intl Inc                         COM            438516106      $     7.6647          169,423
IMS Health Inc                             COM            449934108      $     0.2226            8,100
ITT Corp (New)                             COM            450911102      $     5.2363           92,156
ICON plc - Spons ADR                  SPONSORED ADR       45103T107      $     1.9118           50,712
Insured Municipal Income Fund              COM            45809F104      $     0.1942           14,600
International Game Technology              COM            459902102      $     0.3604            7,800
International Rectifier Corp.              COM            460254105      $     0.2922            7,584
Iowa Telecommunications Servic             COM            462594201      $     0.3401           17,255
Japan Smaller Captlztn Fd Inc              COM            47109U104      $     0.1429           11,100
Johnson & Johnson                          COM            478160104      $     4.4806           67,868
Kansas City Southern                     COM NEW          485170302      $     0.7339           25,323
Koninklije Philips Electronics       SP ADR NEW 2000      500472303      $     0.2449            6,516
Liberty Global, Inc. - A                COM SER A         530555101      $     0.4895           16,792
Liberty Global, Inc. - C                COM SER C         530555309      $     0.4691           16,754
Liberty Media Hldg Corp               INT COM SER A       53071M104      $     5.4735          253,753
Liberty Media Hldg Corp               CAP COM SER A       53071M302      $     6.5296           66,642
Lincare Hldgs Inc                          COM            532791100      $     2.6477           66,459
Lloyds TSB Group plc                  SPONSORED ADR       539439109      $     1.7166           37,869
Lockheed Martin Corporation                COM            539830109      $     0.2578            2,800
Lowe's Companies                           COM            548661107      $     8.4188          270,268
MGM Mirage                                 COM            552953101      $     0.4473            7,800
Markel Corporation                         COM            570535104      $     1.2175            2,536
Marsh & McLennan Cos                       COM            571748102      $     8.9763          292,769
Massey Energy Company                      COM            576206106      $     0.2282            9,825
Mattson Technology Inc                     COM            577223100      $     0.1081           11,600
McDonald's Corp.                           COM            580135101      $     1.9773           44,605
Mechanical Technology Inc                  COM            583538103      $     0.0284           15,000
Midwest Air Group, Inc.                    COM            597911106      $     0.1610           14,000
Morgan Stanley                           COM NEW          617446448      $     0.4536            5,571
Morg Stan Asia-Pacific FD NR               COM            61744U106      $     0.2359           12,346
Morgan Stanley Inc. Opportunit       MUN INCOME III       61745P437      $     0.2252           22,100
Nexen Inc.                                 COM            65334H102      $     8.5607          155,649
Nobel Learning Communities, In             COM            654889104      $     0.1317           11,500
Nuveen Dividend Adv Muni Fund        COM SH BEN INT       67070F100      $     0.1912           11,300
Oilsands Quest Inc                         COM            678046103      $     0.6025          120,011
Optical Cable Corp                       COM NEW          683827208      $     0.0965           21,200
PG&E Corp                                  COM            69331C108      $     1.3900           29,369
Pacific Ethanol, Inc.                      COM            69423U107      $     1.4429           93,756
Packaging Corp of America                  COM            695156109      $     0.3785           17,125
Pactiv Corp                                COM            695257105      $     0.5004           14,020
Palatin Technologies Inc                 COM NEW          696077304      $     0.0286           14,000
Pall Corp                                  COM            696429307      $     3.0631           88,657
Payless Shoesource Inc                     COM            704379106      $     3.5190          107,221
Pentair, Inc                               COM            709631105      $     3.2601          103,824
PerkinElmer, Inc.                          COM            714046109      $     1.9974           89,851
Pfizer Inc                                 COM            717081103      $     5.1606          199,250
Pharmaceutical Product Develop             COM            717124101      $     5.0968          158,187
Pinnacle West Capital Corp                 COM            723484101      $     3.9441           77,808
Potash Corp Sask Inc                       COM            73755L107      $     0.2167            1,510
Procter & Gamble                           COM            742718109      $     2.4156           37,585
Proliance Intl Inc                         COM            74340R104      $     0.1349           29,900
Prudential Financial Inc.                  COM            744320102      $    11.2065          130,521
Putnam Municipal Bond Fund             SH BEN INT         74683V100      $     0.2105           16,965
Rait Financial Trust                       COM            749227104      $     0.2017            5,850
Regal Entmnt Group                        CL A            758766109      $     3.3595          157,577
Rockwell Automation, Inc.                  COM            773903109      $     3.4162           55,930
SPDR Trust Series I                    UNIT SER 1         78462F103      $     0.5254            3,710
St. Paul Travelers Cos. Inc.               COM            792860108      $     8.4146          156,725
Sangamo BioSciences, Inc.                  COM            800677106      $     0.1221           18,500
Sears Holding Corp.                        COM            812350106      $     4.5049           26,826
Sempra Energy                              COM            816851109      $     3.8904           69,422
Sensient Technologies Corp                 COM            81725T100      $     0.2165            8,800
Sierra Pacific Resources                   COM            826428104      $     3.1832          189,136
Southern Union Co                          COM            844030106      $     3.7263          133,322
Storm Cat Energy Corp                      COM            862168101      $     0.0357           30,000
Stratex Networks, Inc.                     COM            86279T109      $     0.0749           15,500
Sycamore Networks Inc                      COM            871206108      $     0.0902           24,000
Templeton Emerging Mkts Inc Fd             COM            880192109      $     0.2636           19,315
Terex Corporation                          COM            880779103      $    14.2294          220,337
Textron Inc                                COM            883203101      $     2.7778           29,624
3M Co.                                     COM            88579Y101      $     3.2051           41,128
Tortoise North Amrn Enrgy Co               COM            89147T103      $     0.6868           30,852
Transmeta Corp Del                         COM            89376R109      $     0.0389       $   35,000
Triarc Companies, Inc.                    CL A            895927101      $     2.5009          115,038
Triarc Cos Inc                         CL B SER 1         895927309      $     0.4205           21,025
Trinity Inds Inc                           COM            896522109      $     2.4504           69,613
Tyco International Ltd                     COM            902124106      $    11.5151          378,787
USG Corp                                 COM NEW          903293405      $     3.0933           56,447
Ultra Petroleum Corp                       COM            903914109      $     3.0063           62,972
Unilever N V                           NY SHS NEW         904784709      $     0.4864           17,850
United Parcel Svc Inc. CL B                COM            911312106      $     0.3854            5,140
United Technologies                        COM            913017109      $     2.9802           47,668
UnitedHealth Group Inc                     COM            91324P102      $     6.2785          116,852
Van Kampen Advantage Muni II           SH BEN INT         92112K107      $     0.1979           14,550
Varian Inc.                                COM            922206107      $     0.7044           15,727
Varian Medical Systems, Inc.               COM            92220P105      $     0.7427           15,612
Verisign, Inc.                             COM            92343E102      $     0.7911           32,892
Viacom Inc. - Cl B                        CL B            92553P201      $     5.0315          122,631
Waddell & Reed Financial - A              CL A            930059100      $     4.0390          147,623
Washington Mutual, Inc.                    COM            939322103      $     0.7364           16,189
Waters Corporation                         COM            941848103      $     0.2381            4,863
Wave Systems Corp                        COM NEW          943526301      $     0.0337           13,333
Wells Fargo & Co.                          COM            949746101      $     0.3102            8,724
Western Asset Worldwide Income             COM            957668106      $     0.2658           19,400
Weyerhaeuser Co                            COM            962166104      $    12.0930          171,168
Williams Cos Inc.                          COM            969457100      $    10.5447          403,703
Windstream Corp                            COM            97381W104      $     0.1764           12,406
Wyeth                                      COM            983024100      $     5.4473          106,978
Wyndham Worldwide Corp                     COM            98310W108      $     0.2533            7,912
Ace Ltd                                    ORD            G0070K103      $    11.1494          184,075
Foster Wheeler Ltd.                      SHS NEW          G36535139      $     9.1443          165,838
QIAGEN N.V.                                ORD            N72482107      $     3.8746          256,087

                                                                         $   404.5574       10,874,187
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